ACCOUNTS RECEIVABLE AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
Accounts receivable and other current assets [Abstract]
Schedule of accounts receivables and other current assets

	As at December 31, 2021	As at December 31, 2020
Accounts receivable
Amounts due from concentrate sales	$242	$265
Other receivables	381	293
	$623	$558
Other current assets
Value added taxes recoverable[1]	319	208
Prepaid expenses	206	227
Other[2]	87	84
	$612	$519
[1]Primarily includes VAT and fuel tax recoverables of $25 million in Mali, $90 million in Tanzania, $141 million in Zambia, $39 million in Argentina, and $11 million in the Dominican Republic (Dec. 31, 2020: $59 million, $35 million, $52 million, $37 million, and $11 million, respectively).
2Balance includes $50 million asset reflecting the final settlement of Zambian tax matters.